INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Loss before income tax	$ (6,781)	$ (85,930)
Tax using BVI tax rate of 0%
Effect of tax rates in other countries	$ (24)	$ (16,635)
Derecognition of deferred tax assets	23	4,090
Nondeductible expenses		764
Utilization of losses not previously benefitted		(50)
Foreign currency effect and other	(2)	1,283
Income tax in the statement of loss	$ (3)	$ (10,548)